CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CONDENSED STATEMENTS OF OPERATIONS
Operating and formation costs	$ 1,584,933	$ 301,863
Loss from operations	(1,584,933)	(301,863)
Other income (expense):
Interest earned on marketable securities held in Trust Account	59,701	2,250,075
Gain (loss) on derivative liabilities	43,267,123	(10,346,000)
Unrealized gain (loss) on marketable securities held in Trust Account	1,332	(20,917)
Other income, net	43,328,156	(8,116,842)
Income (loss) before income taxes	41,743,223	(8,418,705)
Provision for income taxes	(2,422)	(404,809)
Net income (loss)	$ 41,740,801	$ (8,823,514)
Basic and diluted weighted average shares outstanding, Class A common stock subject to redemption	53,712,502	61,025,925
Basic and diluted net income per share	$ 0.00	$ 0.02
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	32,537,498	25,224,075
Basic and diluted net income (loss) per share, Non-redeemable common stock	$ 1.28	$ (0.41)